Stock-Based Compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Stock Options
Shares
Nonvested at beginning of period	1,793,550	1,915,125
Granted	362,150	312,500
Vested	(241,400)	(434,075)
Nonvested at end of period	1,914,300	1,793,550
Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	$ 3.55	$ 1.56
Granted	$ 6.55	$ 6.82
Vested	$ 4.63	$ 2.73
Nonvested at end of period	$ 3.98	$ 3.55
Unrecognized stock-based compensation expense		$ 5.8
Weighted-average recognition period		2 years 4 months 24 days
Stock Options and Restricted Stock Awards
Weighted-Average Grant Date Fair Value
Unrecognized stock-based compensation expense	$ 7.3
Weighted-average recognition period	2 years 2 months 12 days